Investor Class Shares QGLDX

Advisor Class Shares QGLCX

Class A Shares QGLAX

Supplement dated March 19, 2018, to the

Prospectus and Summary Prospectuses dated May 1, 2017

Adviser: ADVISORS PREFERRED Advisors Preferred, LLC 1445 Research Boulevard, Ste. 530 Rockville, MD 20850	Sub-Adviser: Flexible Plan Investments, Ltd. 3883 Telegraph Road, Suite 100 Bloomfield Hills, MI 48302

_____________________________________________________________

The information in this Supplement amends certain information contained in the currently effective Prospectus and Summary Prospectuses for the Fund, each dated May 1, 2017.

Effective as of the close of business March 9, 2018, George Yang no longer serves as a Subadviser Portfolio Manager for the Fund. Accordingly, all references to Mr. Yang are deleted in their entirety.

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You should read this Supplement in conjunction with the Prospectus, Summary Prospectuses, Statement of Additional Information for the Fund, each dated May 1, 2017; and the Statement of Additional Information supplement for the Fund dated March 19, 2018, which provide information that you should know about the Fund before investing. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling the Fund toll-free 1-855-650-QGLD (7453) or by visiting www.quantifiedfunds.com. You may also write to The Gold Bullion Strategy Fund, c/o Gemini Fund Services, LLC, PO Box 541150, Omaha, Nebraska 68154.

Please retain this Supplement for future reference.

Investor Class Shares QGLDX

Advisor Class Shares QGLCX

Class A Shares QGLAX

A SERIES OF ADVISORS PREFERRED TRUST

Supplement dated March 19, 2018, to the

Statement of Additional Information dated May 1, 2017

_____________________________________________________________

The information in this Supplement amends certain information contained in the currently effective Statement of Additional Information dated May 1, 2017.

Effective as of the close of business March 9, 2018, George Yang no longer serves as a Subadviser Portfolio Manager for the Fund. Accordingly, all references to Mr. Yang are deleted in their entirety.

********************

You should read this Supplement in conjunction with the Prospectus, Summary Prospectuses, Statement of Additional Information for the Fund, each dated May 1, 2017; and Prospectus and Summary Prospectuses supplements for the Fund each dated March 19, 2018, which provide information that you should know about the Fund before investing. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling the Fund toll-free 1-855-650-QGLD (7453) or by visiting www.quantifiedfunds.com. You may also write to The Gold Bullion Strategy Fund, c/o Gemini Fund Services, LLC, PO Box 541150, Omaha, Nebraska 68154.

Please retain this Supplement for future reference.